Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	MURPHY USA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35914
Entity Tax Identification Number	46-2279221
Entity Address, Address Line One	200 Peach Street
Entity Address, Postal Zip Code	71730-5836
City Area Code	870
Local Phone Number	875-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	MUSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001573516
Amendment Flag	false
Entity Address, City or Town	El Dorado
Entity Address, State or Province	AR